QUARTERLY FINANCIAL DATA (UNAUDITED) (Tables)	12 Months Ended
Dec. 31, 2014
Quarterly Financial Data [Abstract]
Schedule of quarterly financial information
Quarterly financial data (unaudited) were as follows (dollars in millions, except per share data):

2014	1st Qtr.	2nd Qtr.	3rd Qtr.	4th Qtr.
Revenues	$1,084.7	$1,093.0	$967.0	$1,000.0
Income (loss) before income taxes	$(169.6)	$114.4	$154.4	$75.9
Income tax expense (benefit)	58.4	36.3	37.0	(8.0)
Net income (loss)	$(228.0)	$78.1	$117.4	$83.9
Earnings per common share:
Basic:
Net income (loss)	$(1.03)	$.36	$.56	$.41
Diluted:
Net income (loss)	$(1.03)	$.35	$.54	$.41

2013	1st Qtr.	2nd Qtr.	3rd Qtr.	4th Qtr.
Revenues	$1,142.6	$1,081.5	$1,093.8	$1,158.2
Income before income taxes	$34.6	$114.7	$114.4	$41.1
Income tax expense (benefit)	22.7	37.6	(168.6)	(64.9)
Net income	$11.9	$77.1	$283.0	$106.0
Earnings per common share:
Basic:
Net income	$.05	$.35	$1.27	$.48
Diluted:
Net income	$.05	$.34	$1.23	$.47